Columbia U.S. Government Mortgage Fund | Class A, B, C, I and R4 Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia U.S. Government Mortgage Fund (the Fund) seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.17 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia U.S. Government Mortgage Fund Class A, B, C, I and R4 Shares	Class A	Class B	Class C	Class I	Class R4
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none

Annual Fund Operating Expenses Columbia U.S. Government Mortgage Fund		Class A, B, C, I and R4 Shares	Class A, B, C, I and R4 Shares Class A	Class A, B, C, I and R4 Shares Class B	Class A, B, C, I and R4 Shares Class C	Class A, B, C, I and R4 Shares Class I	Class A, B, C, I and R4 Shares Class R4
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R4
Management fees			0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	none
Other expenses			0.28%	0.28%	0.28%	0.14%	0.44%
Total annual fund operating expenses			0.96%	1.71%	1.71%	0.57%	0.87%
Less: Fee waiver/expense reimbursement	[2]		(0.10%)	(0.10%)	(0.10%)	(0.01%)	(0.01%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.86%	1.61%	1.61%	0.56%	0.86%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.86% for Class A, 1.61% for Class B, 1.61% for Class C, 0.56% for Class I and 0.86% for Class R4.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia U.S. Government Mortgage Fund Class A, B, C, I and R4 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	559	757	972	1,593
Class B	Class B (if shares are redeemed)	664	829	1,120	1,816
Class C	Class C (if shares are redeemed)	264	529	920	2,016
Class I	Class I (whether or not shares are redeemed)	57	182	318	716
Class R4	Class R4 (whether or not shares are redeemed)	88	277	482	1,076

Expense Example, No Redemption Columbia U.S. Government Mortgage Fund Class A, B, C, I and R4 Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	164	529	920	1,816
Class C	Class C (if shares are not redeemed)	164	529	920	2,016

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 465% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States Government; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

In pursuit of the Fund’s objectives, the Fund’s investment manager (Columbia Management Investment Advisers, LLC) chooses investments by reviewing the relative value within the U.S. Government mortgage sector, the interest rate outlook and the yield curve.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether the interest rate or economic outlook changes, the security is overvalued relative to alternative investments, a more attractive opportunity exists and/or the issuer or the security continues to meet the other standards described above.

The investment manager may use derivatives such as forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty risk is the risk that the Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, including making payments to the Fund, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk — Forward Contracts. The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to Counterparty Credit Risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks” below.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +4.67% (quarter ended Sept. 30, 2009).

• Lowest return for a calendar quarter was -2.47% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +5.57% at June 30, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia U.S. Government Mortgage Fund Class A, B, C, I and R4 Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since inception	Inception date
before taxes Class A	Columbia U.S. Government Mortgage Fund:	Class A — before taxes		5.00%	4.64%	4.45%	Feb. 14, 2002
before taxes Class B	Columbia U.S. Government Mortgage Fund:	Class B — before taxes		4.43%	4.53%	4.24%	Feb. 14, 2002
before taxes Class C	Columbia U.S. Government Mortgage Fund:	Class C — before taxes		8.23%	4.87%	4.24%	Feb. 14, 2002
before taxes Class I	Columbia U.S. Government Mortgage Fund:	Class I — before taxes		10.52%	6.08%	5.21%	Mar. 04, 2004
before taxes Class R4	Columbia U.S. Government Mortgage Fund:	Class R4 — before taxes		10.19%	6.22%	5.39%	Feb. 14, 2002
after taxes on distributions Class A	Columbia U.S. Government Mortgage Fund:	Class A — after taxes on distributions		3.36%	2.95%	2.85%	Feb. 14, 2002
after taxes on distributions and redemption of fund shares Class A	Columbia U.S. Government Mortgage Fund:	Class A — after taxes on distributions and redemption of fund shares		3.22%	2.95%	2.84%	Feb. 14, 2002
Barclays Capital U.S. Mortgage-Backed Securities Index		Barclays Capital U.S. Mortgage-Backed Securities Index	(reflects no deduction for fees, expenses or taxes)	5.37%	6.34%
Barclays Capital U.S. Mortgage-Backed Securities Index Class A, B, C and R4 Since inception, 2002-02-14						5.54%	Feb. 14, 2002
Barclays Capital U.S. Mortgage-Backed Securities Index Class I Since inception, 2004-03-04						5.49%	Mar. 04, 2004
Lipper U.S. Mortgage Funds Index		Lipper U.S. Mortgage Funds Index	(reflects no deduction for fees or taxes)	6.61%	5.48%
Lipper U.S. Mortgage Funds Index Class A, B, C and R4 Since inception, 2002-02-14						4.78%	Feb. 14, 2002
Lipper U.S. Mortgage Funds Index Class I Since inception, 2004-03-04						4.64%	Mar. 04, 2004

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Government Income Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.